Offerings	Aug. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, Enovix Corporation 2021 Equity Incentive Plan
Amount Registered | shares	6,695,705
Proposed Maximum Offering Price per Unit	11.44
Maximum Aggregate Offering Price	$ 76,598,865.20
Fee Rate	0.01476%
Amount of Registration Fee	$ 11,305.99
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (Common Stock), of Enovix Corporation (the Registrant) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. (2) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $11.44 per share, which is the average of the high and low prices of Common Stock, as reported on the Nasdaq Global Select Market on August 2, 2024. (3) Represents an automatic annual increase on January 1, 2024 to the number of shares available for issuance pursuant to our 2021 Equity Incentive Plan (the 2021 Plan) in an amount equal to 4% of the total number of shares of Common Stock outstanding on December 31 of the preceding year, which annual increase is provided by the 2021 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, Enovix Corporation 2021 Employee Stock Purchase Plan
Amount Registered | shares	1,673,926
Proposed Maximum Offering Price per Unit	9.72
Maximum Aggregate Offering Price	$ 16,270,560.72
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,401.53
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (Common Stock), of Enovix Corporation (the Registrant) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable. (4) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of Common Stock, as reported on the Nasdaq Global Select Market on August 2, 2024, multiplied by 85%, which is the percentage of the price per share applicable to purchases under our 2021 Employee Stock Purchase Plan (the 2021 ESPP). (5) Represents an automatic annual increase on January 1, 2024 to the number of shares available for issuance pursuant to the 2021 ESPP in an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on December 31 of the preceding year and (ii) 2,000,000 shares of Common Stock, which annual increase is provided by the 2021 ESPP.